PROPERTY AND EQUIPMENT - Movement in property and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property and equipment
Property and equipment at beginning of period	$ 6,717
Property and equipment at end of period	2,848	$ 6,717
Right-of-use assets at beginning of period	1,833	1,734
Additions	526	712
Disposals	(15)	(100)
Depreciation charge for the year	(139)	(409)
Divestment and reclassification as held for sale	(1,393)	(80)
Impairment	(8)	(2)
Impairment reversal	6
Transfers	(5)	(2)
Modifications of right-of-use assets	26
Translation adjustment	(125)	(20)
Others	0
Right-of-use assets at end of period	706	1,833
Property, plant and equipment and right-of-use assets at beginning of period	6,717	6,879
Additions	1,285	2,342
Disposals	(70)	(311)
Depreciation charge for the year	(557)	(1,545)
Divestment and reclassification as held for sale	(4,013)	(504)
Impairment	(54)	(13)
Impairment reversal	73
Transfers	(4)	5
Modifications of right-of-use assets	26
Translation adjustment	(555)	(136)
Others	0
Property, plant and equipment and right-of-use assets at end of period	2,848	6,717
Cost
Property and equipment
Right-of-use assets at end of period	1,059
Property, plant and equipment and right-of-use assets at end of period	6,827
Accumulated depreciation and impairment
Property and equipment
Right-of-use assets at end of period	(353)
Property, plant and equipment and right-of-use assets at end of period	(3,979)
Telecommunication equipment
Property and equipment
Property and equipment at beginning of period	3,860	4,050
Additions	67	50
Disposals	(40)	(198)
Depreciation charge for the year	(382)	(990)
Reclassification as held for sale	(1,991)	(367)
Impairment		(12)
Impairment	38
Impairment reversal	57
Transfers	528	1,428
Modifications of right-of-use assets	0
Translation adjustment	(363)	(101)
Others	0
Property and equipment at end of period	1,698	3,860
Telecommunication equipment | Cost
Property and equipment
Property and equipment at end of period	4,890
Telecommunication equipment | Accumulated depreciation and impairment
Property and equipment
Property and equipment at end of period	(3,192)
Land, buildings and constructions
Property and equipment
Property and equipment at beginning of period	151	159
Additions	7	3
Disposals	(1)	(1)
Depreciation charge for the year	(7)	(22)
Reclassification as held for sale	(80)	(6)
Impairment		0
Impairment	2
Impairment reversal	1
Transfers	5	16
Modifications of right-of-use assets	0
Translation adjustment	(13)	2
Others	0
Property and equipment at end of period	61	151
Land, buildings and constructions | Cost
Property and equipment
Property and equipment at end of period	153
Land, buildings and constructions | Accumulated depreciation and impairment
Property and equipment
Property and equipment at end of period	(92)
Office and other equipment
Property and equipment
Property and equipment at beginning of period	422	368
Additions	23	18
Disposals	(4)	(5)
Depreciation charge for the year	(29)	(124)
Reclassification as held for sale	(314)	(9)
Impairment		(2)
Impairment	3
Impairment reversal	3
Transfers	13	182
Modifications of right-of-use assets	0
Translation adjustment	(14)	(6)
Others	0
Property and equipment at end of period	97	422
Office and other equipment | Cost
Property and equipment
Property and equipment at end of period	405
Office and other equipment | Accumulated depreciation and impairment
Property and equipment
Property and equipment at end of period	(308)
Equipment not installed and assets under construction
Property and equipment
Property and equipment at beginning of period	451	568
Additions	662	1,559
Disposals	(10)	(7)
Depreciation charge for the year	0	0
Reclassification as held for sale	(235)	(42)
Impairment	3
Impairment reversal	6
Transfers	(545)	(1,619)
Modifications of right-of-use assets	0
Translation adjustment	(40)	(11)
Others	0
Property and equipment at end of period	286	451
Equipment not installed and assets under construction | Cost
Property and equipment
Property and equipment at end of period	320
Equipment not installed and assets under construction | Accumulated depreciation and impairment
Property and equipment
Property and equipment at end of period	$ (34)
Equipment not installed and assets under construction
Property and equipment
Impairment		$ 3